REVENUE AND SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
REVENUE AND SEGMENT INFORMATION
Schedule of analysis of revenue and Adjusted Operating Profit by geographical segment

	Six months ended 30 June
	2026	2025 [1]
Revenue by segment	£m	£m
North America	1,830	1,851
Europe	1,631	1,556
APAC	1,182	1,149
International	959	924
Group revenue	5,602	5,480
[1]	Following the change in operating model structure announced on 8 January 2026, 2025 figures have been restated

	Six months ended 30 June
	2026	2025
Adjusted operating profit by segment	£m	£m
Group operating profit	1,172	1,203
Reconciling items between Group operating profit and Group adjusted operating profit[2]	192	40
Total	1,364	1,243

	Six months ended 30 June
	2026	2025 [1]
	£m	£m
North America	425	389
Europe	522	441
APAC	292	274
International	193	172
Corporate and other unallocated	(68)	(33)
Total	1,364	1,243
1.	Following the change in operating model structure announced on 8 January 2026, 2025 figures have been restated
2.	The reconciling items above include:
a)	Net amortisation and impairment of intangible assets of £28m (2025: £26m).
b)	Restructuring costs of £169m (2025: £26m).

Schedule of analysis of revenue by product

Analysis of revenue by product category is included below:

	Six months ended 30 June
	2026	2025
Revenue by product category	£m	£m

Oral Health	1,838	1,728
Vitamins, Minerals and Supplements	849	833
Pain Relief	1,323	1,286
Respiratory Health	850	893
Digestive Health	490	491
Therapeutic Skin Health and Other	252	249
Group revenue	5,602	5,480